Consolidated statement of comprehensive income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of Comprehensive Income [Abstract]
Gains/(losses) on derivative instruments, tax effects	$ (67)	$ 201	$ (197)
Unrealized gains/(losses), tax effects	$ (45)	$ 69	$ (40)